Stock-Based Compensation - Schedule of Stock Options Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility, minimum	71.29%	69.77%	69.58%
Expected market price volatility, maximum	71.60%	70.72%	87.74%
Common Stock Class B
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN Class A Shares (years)	4 years 3 months 18 days	5 years 2 months 23 days	4 years 3 months
Common Stock Class A
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN Class A Shares (years)	4 months 24 days	1 year 4 months 24 days	2 years 4 months 24 days